UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                        811-05150
                                                --------------------------------

                     Cornerstone Strategic Value Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        383 Madison Avenue, New York, NY                              10179
--------------------------------------------------------------------------------
    (Address of principal executive offices)                        (Zip code)

                                   Jodi Levine

 Cornerstone Strategic Value Fund, Inc., 383 Madison Avenue, New York, NY 10179
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:       (212) 272-3550
                                                   -----------------------------

Date of fiscal year end:       December 31, 2006
                               -------------------

Date of reporting period:      March 31, 2006
                               ------------------------------------------

ITEM 1: SCHEDULE OF INVESTMENTS


CORNERSTONE STRATEGIC VALUE FUND, INC.
SCHEDULE OF INVESTMENTS -- MARCH 31, 2006 (UNAUDITED)

                                                     NO. OF
DESCRIPTION                                          SHARES          VALUE

 EQUITY SECURITIES - 99.68%
       CLOSED-END DOMESTIC FUNDS - 1.68%
         Adams Express Company                       49,500      $    658,350
         General American Investors Company           3,000           113,520
         Tri-Continental Corporation                 29,000           586,960
         Zweig Fund, Inc.  ^                        176,600           971,300
                                                                 ------------
                                                                    2,330,130
                                                                 ------------
       CONSUMER DISCRETIONARY - 10.65%
         Acco Brands Corporation +                      235             5,217
         Bed Bath & Beyond Inc. +                     4,200           161,280
         Best Buy Co., Inc.                           7,125           398,501
         Black & Decker Corporation (The)             3,000           260,670
         Carnival Corporation ^                      11,800           558,966
         CBS Corporation                              9,150           219,417
         Circuit City Stores, Inc.                    5,000           122,400
         Clear Channel Communications, Inc.   ^       8,800           255,288
         Comcast Corporation, Class A +              35,037           916,568
         D.R. Horton, Inc.  ^                         7,000           232,540
         Eastman Kodak Company                        1,400            39,816
         eBay Inc. +                                 19,000           742,140
         Federated Department Stores, Inc.            5,526           403,398
         Ford Motor Company ^                         6,000            47,760
         Fortune Brands, Inc.                         3,500           282,205
         Gannett Co., Inc.                            6,000           359,520
         Gap, Inc. (The)                             12,200           227,896
         Goodyear Tire & Rubber Company (The) +  ^    4,500            65,160
         Harley-Davidson, Inc.                        4,400           228,272
         Hilton Hotels Corporation                   11,200           285,152
         Home Depot, Inc. (The)                      28,100         1,188,630
         J.C. Penney Company, Inc.                    4,500           271,845
         Kohl's Corporation +                         5,000           265,050
         Live Nation Inc. +                           1,100            21,824
         Lowe's Companies, Inc.                      11,200           721,728
         Marriott International, Inc., Class A        2,100           144,060
         Mattel, Inc. ^                               5,500            99,715
         McDonald's Corporation                      17,600           604,736
         News Corporation                            30,000           498,300
         NIKE, Inc.                                   2,300           195,730
         Omnicom Group Inc. ^                         4,100           341,325
         Sears Holdings Corporation +                   503            66,517
         Staples, Inc.                               10,800           275,616
         Starbucks Corporation +                     10,800           406,512
         Target Corporation                          11,800           613,718
         Time Warner Inc.                            76,000         1,276,040
         TJX Companies, Inc. (The) ^                  7,000           173,740
         Univision Communications Inc., Class A +     7,000           241,290
         Viacom Inc., Class B +                      11,950           463,660
         Walt Disney Company (The)                   29,200           814,388
         Yum! Brands, Inc.                            6,000           293,160
                                                                 ------------
                                                                   14,789,750
                                                                 ------------
       CONSUMER STAPLES - 9.75%
         Altria Group, Inc.                          29,300         2,076,198

                                                     NO. OF
DESCRIPTION                                          SHARES          VALUE

         Anheuser-Busch Companies, Inc.              12,200           521,794
         Archer-Daniels-Midland Company               5,460           183,729
         Campbell Soup Company                        2,000            64,800
         Coca-Cola Company (The)                     23,500           983,945
         Coca-Cola Enterprises Inc.                   6,500           132,210
         Colgate-Palmolive Company                   11,100           633,810
         ConAgra Foods, Inc.                          4,400            94,424
         Costco Wholesale Corporation ^               6,500           352,040
         CVS Corporation                              5,000           149,350
         General Mills, Inc.                          9,500           481,460
         H.J. Heinz Company                           6,600           250,272
         Kroger Co. (The)  ^                          4,800            97,728
         Pepsi Bottling Group, Inc. (The)             4,000           121,560
         PepsiCo, Inc.  ^                            24,800         1,433,192
         Procter & Gamble Company (The)              53,297         3,070,973
         Sara Lee Corporation                        11,500           205,620
         Sysco Corporation  ^                         5,800           185,890
         Walgreen Co.  ^                             14,300           616,759
         Wal-Mart Stores, Inc.                       39,800         1,880,152
                                                                 ------------
                                                                   13,535,906
                                                                 ------------
       ENERGY - 9.24%
         Anadarko Petroleum Corp.                     5,900           595,959
         Baker Hughes Incorporated                    8,100           554,040
         Chevron Corporation                         27,532         1,596,030
         ConocoPhillips                              17,974         1,135,058
         Devon Energy Corporation                     5,000           305,850
         Exxon Mobil Corporation                     84,000         5,112,240
         Marathon Oil Corp.                           7,500           571,275
         Occidental Petroleum Corporation             8,000           741,200
         Peabody Energy Corporation                   4,000           201,640
         Schlumberger Limited                        11,000         1,392,270
         Transocean Inc. +                            2,500           200,750
         Western Gas Resources, Inc.                  4,400           212,300
         XTO Energy, Inc.                             5,000           217,850
                                                                 ------------
                                                                   12,836,462
                                                                 ------------
       FINANCIALS - 20.21%
         AFLAC Incorporated  ^                        7,000           315,910
         Allstate Corporation (The)                   9,300           484,623
         American Express Company  ^                 15,600           819,780
         American International Group, Inc.          37,531         2,480,424
         Ameriprise Financial, Inc.                   3,120           140,587
         Aon Corporation                              4,900           203,399
         Bank of America Corporation ^               67,938         3,093,897
         Bank of New York Company, Inc. (The)        11,400           410,856
         Charles Schwab Corporation (The)            12,000           206,520
         Citigroup Inc.                              74,300         3,509,932
         Fannie Mae  ^                               13,000           668,200
         Fifth Third Bancorp  ^                       2,500            98,400
         Franklin Resources, Inc.  ^                  3,700           348,688
         Freddie Mac                                 14,500           884,500
         Goldman Sachs Group, Inc. (The)              7,300         1,145,808
         Hartford Financial Services Group,
           Inc. (The)                                 6,000           483,300
         JPMorgan Chase & Co.                        48,332         2,012,544
         Lehman Brothers Holdings Inc.                3,600           520,308
         Marsh & McLennan Companies, Inc.  ^         10,100           296,536
         Merrill Lynch & Co., Inc.                   10,700           842,732
         MetLife, Inc.                               15,200           735,224
         Morgan Stanley  ^                           15,500           973,710

                                                     NO. OF
DESCRIPTION                                          SHARES          VALUE

         National City Corporation                   12,700           443,230
         Northern Trust Corporation                   3,500           183,750
         PNC Financial Services Group, Inc.           7,100           477,901
         Prudential Financial, Inc.                   8,200           621,642
         St. Paul Travelers Companies, Inc. (The) ^   9,476           396,002
         State Street Corporation                     3,500           211,505
         SunTrust Banks, Inc.                         7,600           552,976
         U.S. Bancorp                                28,401           866,230
         UnumProvident Corporation ^                  8,100           165,888
         Wachovia Corporation  ^                     22,600         1,266,730
         Washington Mutual, Inc.                     15,550           662,741
         Wells Fargo & Company                       24,200         1,545,654
                                                                 ------------
                                                                   28,070,127
                                                                 ------------
       HEALTHCARE - 12.70%
         Abbott Laboratories                         28,000         1,189,160
         Aetna Inc.                                  12,000           589,680
         Amgen Inc. +                                18,900         1,374,975
         Applera Corporation                          8,000           217,120
         Becton, Dickinson and Company                6,900           424,902
         Biogen Idec Inc. +                           8,000           376,800
         Boston Scientific Corporation +             12,300           283,515
         Bristol-Myers Squibb Company  ^             30,500           750,605
         Cardinal Health, Inc.                        5,450           406,134
         Caremark Rx, Inc. +                          9,000           442,620
         Eli Lilly and Company                       14,500           801,850
         Guidant Corporation                          6,400           499,584
         HCA, Inc.                                    8,500           389,215
         Hospira, Inc. +                              3,700           146,002
         IMS Health Incorporated.                     7,400           190,698
         Johnson & Johnson                           40,900         2,422,098
         McKesson Corporation                         2,300           119,899
         Medco Health Solutions, Inc. +               6,687           382,630
         Medtronic, Inc.                             21,500         1,091,125
         Merck & Co. Inc.                            25,000           880,750
         Pfizer Inc.  ^                              84,560         2,107,235
         Schering-Plough Corporation                 17,000           322,830
         Tenet Healthcare Corporation +               2,250            16,605
         UnitedHealth Group Incorporated             23,000         1,284,780
         Wyeth                                       19,200           931,584
                                                                 ------------
                                                                   17,642,396
                                                                 ------------
       INDUSTRIALS - 11.85%
         3M Co.                                      10,400           787,176
         Boeing Company (The)                        11,700           911,781
         Caterpillar Inc.                            11,800           847,358
         Cendant Corporation                         28,000           485,800
         CSX Corporation  ^                           9,000           538,200
         Danaher Corporation                          3,500           222,425
         Emerson Electric Co.                         8,500           710,855
         FedEx Corp.                                  4,500           508,230
         General Dynamics Corporation  ^              6,200           396,676
         General Electric Company                   141,700         4,928,326
         Honeywell International Inc.                12,500           534,625
         Illinois Tool Works Inc.                     5,400           520,074
         Lockheed Martin Corporation                  4,000           300,520
         Masco Corporation                            4,200           136,458
         Norfolk Southern Corporation                10,000           540,700
         Northrop Grumman Corporation                 5,000           341,450
         Rockwell Automation, Inc.                    2,500           179,775

                                                     NO. OF
DESCRIPTION                                          SHARES          VALUE

         Southwest Airlines Co.                       6,450           116,036
         Tyco International Ltd.                     25,897           696,111
         Union Pacific Corporation ^                  2,000           186,700
         United Parcel Service, Inc., Class B        16,300         1,293,894
         United Technologies Corporation             14,400           834,768
         Waste Management, Inc.                      12,200           430,660
                                                                 ------------
                                                                   16,448,598
                                                                 ------------
       INFORMATION TECHNOLOGY - 14.47%
         Adobe Systems Incorporated +                 9,200           321,264
         Altera Corporation + ^                       3,400            70,176
         Analog Devices, Inc.                         6,700           256,543
         Apple Computer, Inc. +                       3,000           188,160
         Applied Materials, Inc.                     23,800           416,738
         Automatic Data Processing, Inc.              9,900           452,232
         Cisco Systems, Inc. +                       96,400         2,088,988
         Corning Incorporated +                      17,000           457,470
         Dell Inc. +                                 18,700           556,512
         Electronic Arts Inc. +                       2,000           109,440
         Electronic Data Systems Corporation         10,000           268,300
         EMC Corporation +  ^                       212,648         2,898,392
         First Data Corporation                      11,324           530,190
         Freescale Semiconductor Inc., Class B +      6,512           180,838
         Hewlett-Packard Company                     27,900           917,910
         Intel Corporation                           82,500         1,596,375
         International Business Machines
           Corporation                               12,600         1,039,122
         Linear Technology Corporation                6,500           228,020
         Lucent Technologies Inc. +                  10,700            32,635
         Maxim Integrated Products, Inc.              2,300            85,445
         Micron Technology, Inc. +                   11,500           169,280
         Microsoft Corporation                      120,900         3,289,689
         Motorola, Inc.                              34,700           794,977
         Oracle Corporation +                        43,872           600,608
         Paychex, Inc.                                4,200           174,972
         QUALCOMM Inc.                               21,000         1,062,810
         Sanmina-SCI Corporation + ^                  5,500            22,550
         Solectron Corporation +                      3,000            12,000
         Sun Microsystems, Inc. +                     7,500            38,475
         Symantec Corporation +                      10,000           168,300
         Texas Instruments Incorporated              23,900           776,033
         Yahoo! Inc. +                                8,800           283,888
                                                                 ------------
                                                                   20,088,332
                                                                 ------------
       MATERIALS - 2.30%
         Air Products & Chemicals, Inc.  ^            1,000            67,190
         Alcoa Inc.                                  14,200           433,952
         Dow Chemical Company (The)                  15,400           625,240
         E. I. du Pont de Nemours and Company        14,800           624,708
         International Paper Company                 10,500           362,985
         Monsanto Company  ^                          5,080           430,530
         Newmont Mining Corporation                   7,000           363,230
         Praxair, Inc.                                3,000           165,450
         Rohm and Hass Company  ^                     1,000            48,870
         Weyerhaeuser Company                         1,000            72,430
                                                                 ------------
                                                                    3,194,585
                                                                 ------------
       REAL ESTATE INVESTMENT TRUST - 0.24%
         Simon Property Group, Inc.  ^                4,000           336,560

       TELECOMMUNICATIONS SERVICES - 3.18%

                                                     NO. OF
DESCRIPTION                                          SHARES          VALUE

         ALLTEL Corporation ^                         4,000           259,000
         AT&T Inc.                                   48,364         1,307,763
         BellSouth Corporation                       23,000           796,950
         Sprint Nextel Corporation                   38,446           993,445
         Verizon Communications Inc.                 30,900         1,052,454
                                                                 ------------
                                                                    4,409,612
                                                                 ------------
       UTILITIES - 3.41%
         American Electric Power Company, Inc.       10,700           364,014
         CenterPoint Energy, Inc.                    13,900           165,827
         Dominion Resources, Inc.                     7,100           490,113
         Duke Energy Corporation                     13,300           387,695
         Edison International  ^                      4,000           164,720
         Exelon Corporation  ^                       11,000           581,900
         FirstEnergy Corp.                            5,000           244,500
         FPL Group, Inc. ^                            7,000           280,980
         PG&E Corporation                             9,000           350,100
         Progress Energy, Inc.                        3,500           153,930
         Public Service Enterprise Group
           Incorporated                               6,000           384,240
         Southern Company (The)                      11,900           389,963
         TXU Corp.                                    9,400           420,744
         Williams Companies, Inc. (The)              10,000           213,900
         Xcel Energy, Inc.                            8,200           148,830
                                                                 ------------
                                                                    4,741,456
                                                                 ------------
  TOTAL EQUITY SECURITIES
     (cost - $121,776,557)                                        138,423,914
                                                                 ------------


                                                  PRINCIPAL
                                                     AMOUNT
                                                    (000'S)
                                                  ---------
 SHORT-TERM INVESTMENTS - 1.99%
       REPURCHASE AGREEMENTS - 1.99%
         Bear, Stearns & Co. Inc. * **              $ 1,241         1,240,947
         (Agreement dated 3/31/2006 to be
         repurchased at $1,241,199), 2.4375%,
         4/3/2006, collateralized by
         $1,278,758 in U.S. Treasury Bonds)
         Bear, Stearns & Co. Inc. * **                1,051         1,050,680
         (Agreement dated 3/31/2006 to be
         repurchased at $1,051,107), 4.8750%,
         4/3/2006, collateralized by
         $1,081,300 in U.S. Treasury Bonds
         and STRIPS)
         Bear, Stearns & Co. Inc.                       473           472,926
         (Agreement dated 3/31/2006 to be
         repurchased at $473,103), 4.5000%,
         4/3/2006, collateralized by $487,243
         in U.S. Treasury Bonds)

  TOTAL SHORT-TERM INVESTMENTS
     (cost - $2,764,553)                                            2,764,553
                                                                 ------------

                                                     NO. OF
DESCRIPTION                                          SHARES          VALUE

 TOTAL INVESTMENTS - 101.67%
    (cost - $124,541,110)                                         141,188,467
                                                                 ------------
 LIABILITIES IN EXCESS OF OTHER ASSETS - (1.67)%                   (2,317,663)
                                                                 ------------
 NET ASSETS - 100.00%                                            $138,870,804
                                                                 ============

----------
+     Non-income producing security.
*     Stated interest rate, before rebate earned by borrower of securities on loan.
** Represents investment purchased with collateral received for securities on loan.
^     Security or a portion thereof is out on loan.

Federal Income Tax Cost - At March 31, 2006, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $124,541,110, $21,267,592, ($4,620,235), and $16,647,357, respectively.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the Fund's annual report previously filed with the Securities and Exchange Commission on the Form N-CSR on March 10, 2006 with a file number 811-05150.

Other information regarding the Fund is available in the Fund's most recent annual report filed with the Securities and Exchange Commission on Form N-CSR on March 10, 2006, file number 811-05150. This information is also available to registered shareholders by calling (800) 937-5449. For general inquiries, please call (212) 272-3550. This information is also available on the website of the Securities and Exchange Commission - http://www.sec.gov.

ITEM 2: CONTROLS AND PROCEDURES

      (a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3: EXHIBITS

1. The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      Cornerstone Strategic Value Fund, Inc.

      /s/ Ralph W. Bradshaw
      --------------------------------
      Name:  Ralph W. Bradshaw
      Title: Principal Executive Officer
      Date:  May 25, 2006


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

      /s/ Ralph W. Bradshaw
      --------------------------------
      Name:  Ralph W. Bradshaw
      Title: Principal Executive Officer
      Date:  May 25, 2006

      /s/ Jodi B. Levine
      --------------------------------
      Name:  Jodi B. Levine
      Title: Principal Financial Officer (Treasurer)
      Date:  May 25, 2006